Discontinued Operations (Details) - Schedule of revenue and costs arising from on-site dealership businesses date of acquisition £ / shares in Units, £ in Thousands	12 Months Ended
Dec. 31, 2020 GBP (£) £ / shares
Schedule of revenue and costs arising from on-site dealership businesses date of acquisition [Abstract]
Revenue	£ 27,194
Expenses	(30,315)
Operating loss	(3,121)
Finance expense	(688)
Loss before tax from discontinued operations	(3,809)
Tax expense
Loss for the year from discontinued operations	(3,809)
Operating	23,581
Investing
Financing	(34,987)
Net cash (outflow)/inflow	£ (11,406)
Basic, profit/(loss) for the year from discontinued operations (in Pounds per share) | £ / shares	£ (30.00)
Diluted, profit/(loss) for the year from discontinued operations (in Pounds per share) | £ / shares	£ (30.00)